Note 8 - Operating Lease Right-of-use Assets (Details Textual) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Reduction to Right-of-use Assets Resulting From Reduction to Operating Lease Liability	€ 836
Variable Lease, Cost	108
Short-term Lease, Cost	€ 71